Supplemental Cash Flow Information (Tables)	9 Months Ended
Jan. 31, 2026
Statement of cash flows [abstract]
Summary of Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions (in thousands)	January 31, 2026 $	January 31, 2025 $
Acquisition of building, vehicle and equipment by lease	161	207
Settlement of debentures	—	4,242

Summary of Changes in Liabilities Arose From Financing Activities

The following changes in liabilities arose from financing activities:

			Non-cash changes
(in thousands)	April 30, 2025 $	Cash Flows $	Acquisition $	Settlement / Disposal $	Europe B.V. Sale $	Foreign exchange movements and change in estimates $	January 31, 2026 $
Deferred acquisition payments	314	(312)	—	—	—	(2)	—
Leases	13,403	(526)	161	—	(9,429)	(85)	3,524
Total	13,717	(838)	161	—	(9,429)	(87)	3,524

			Non-cash changes
(in thousands)	April 30, 2024 $	Cash Flows $	Acquisition $	Debt forgiven / Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	January 31, 2025 $
Deferred acquisition payments	284	—	—	—	8	7	299
Debentures	—	—	4,242	(4,242)	—	—	—
Leases	13,680	(1,142)	207	—	—	183	12,928
Total	13,964	(1,142)	4,449	(4,242)	8	190	13,227